Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	100,000,000	100,000,000	100,000,000
Common stock issued	40,075,151	25,130,126	1,172,544
Common stock outstanding	40,075,151	25,130,126	1,172,544